Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-Current Assets
Property, plant and equipment, net	$ 3,010,351,000	$ 1,548,589,000
Right of use assets	388,993,000	373,846,000
Investment property	24,037,000	33,542,000
Intangible assets, net	253,875,000	37,231,000
Biological assets	40,488,000	43,418,000
Deferred income tax assets	23,722,000	15,507,000
Trade and other receivables, net	82,889,000	38,510,000
Derivative financial instruments	1,888,000	5,482,000
Other assets	3,459,000	3,761,000
Total Non-Current Assets	3,829,702,000	2,099,886,000
Current Assets
Biological assets	274,256,000	250,527,000
Inventories	306,271,000	289,664,000
Trade and other receivables, net	364,350,000	213,356,000
Derivative financial instruments	1,243,000	4,114,000
Short-term investments	89,826,000	46,097,000
Cash and cash equivalents	383,150,000	211,244,000
Total Current Assets	1,419,096,000	1,015,002,000
TOTAL ASSETS	5,248,798,000	3,114,888,000
Capital and reserves attributable to equity holders of the parent
Share capital	221,808,241.5	167,073,000
Share premium	876,091,000	659,399,000
Cumulative translation adjustment	(426,225,000)	(413,757,000)
Equity-settled compensation	11,358,000	17,264,000
Other reserves	153,237,000	151,261,000
Treasury shares	(7,940,000)	(16,989,000)
Revaluation surplus	275,709,000	245,261,000
Reserve from the sale of non-controlling interests in subsidiaries	41,574,000	41,574,000
Retained earnings	509,730,000	518,064,000
Equity attributable to equity holders of the parent	1,655,342,000	1,369,150,000
Non-controlling interest	136,949,000	38,951,000
TOTAL SHAREHOLDERS EQUITY	1,792,291,000	1,408,101,000
Non-Current Liabilities
Trade and other payables	700,000	767,000
Borrowings	1,379,921,000	680,005,000
Lease liabilities	296,643,000	287,679,000
Deferred income tax liabilities	728,634,000	330,336,000
Payroll and social security liabilities	567,000	1,454,000
Derivatives financial instruments	1,271,000	3,983,000
Provisions for other liabilities	22,269,000	2,244,000
Total Non-Current Liabilities	2,430,005,000	1,306,468,000
Current Liabilities
Trade and other payables	673,160,000	206,907,000
Current income tax liabilities	31,921,000	3,471,000
Payroll and social security liabilities	38,782,000	32,735,000
Borrowings	213,088,000	99,551,000
Lease liabilities	59,959,000	54,351,000
Derivative financial instruments	4,123,000	1,796,000
Provisions for other liabilities	5,469,000	1,508,000
Total Current Liabilities	1,026,502,000	400,319,000
TOTAL LIABILITIES	3,456,507,000	1,706,787,000
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 5,248,798,000	$ 3,114,888,000